Notes Payable (Details Narrative) (USD $)	0 Months Ended				6 Months Ended	12 Months Ended
	Nov. 18, 2013	Nov. 02, 2013	Jun. 02, 2012	May 30, 2012	Nov. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012	Mar. 31, 2011
Issuance of warrants to purchase number of common stock		23,000				0	549,958
Fair value of warrants issued during period						$ 0	$ 304,951
Amortization of debt discount						154,176	578,036
Unamortized discounts						(98,922)	(253,098)
Convertible Notes outstanding						3,796,875	1,008,450
Debt instrument interest rate								14.00%	36.00%
Accrued interest	64,000	11,100				1,011,414	440,950
Notes payable						1,842,719	1,096,203
Amount of notes exchanged for 2012 Convertible Promissory Notes					2,700,000		421,500
Amount of accrued interest exchanged for 2012 Convertible Promissory Notes					295,938		72,000
Convertible Promissory Notes					3,400,000		511,450
Number of common stock purchased for warrants		54,100
Secured Bridge Note, converted		20,000
Interest expense	5,000	8,100	230,000
Senior Secured Note									1,000,000
Payment of debt				302,295
Settlement amount of debt				765,000
Gain on extinguishment of debt							357,400
Convertible Promissory Notes exchanged into Unsecured Promissory Notes						313,750
Secured Bridge Loan exchanged to 2012 Convertible Promissory Note	390,000
Unsecured Promissory Note	772,365
Notes Payable, amount						6,145,180	6,000,382
Notes payable due date						2014
2007 - 2009 Convertible Notes [Member]
Convertible Notes outstanding						649,500	649,500
Accrued interest						121,382	14,599
2007 - 2009 Convertible Notes [Member] | Minimum [Member]
Debt instrument interest rate						18.00%
2007 - 2009 Convertible Notes [Member] | Maximum [Member]
Debt instrument interest rate						48.00%
2010 Profit Sharing Notes [Member]
Accrued interest						383,165	248,159
Notes payable						675,000	675,000
2010 Profit Sharing Notes [Member] | Minimum [Member]
Debt instrument interest rate						0.10%
2010 Profit Sharing Notes [Member] | Maximum [Member]
Debt instrument interest rate						5.00%
2011 And 2010 Secured Bridge Notes [Member]
Debt instrument interest rate						15.00%	15.00%
Accrued interest						72,901	120,863
Notes payable						449,275	885,825
2012 Convertible Promissory Notes [Member]
Debt instrument interest rate						18.00%	18.00%
Accrued interest						433,966	58,943
Convertible Promissory Notes						3,449,875	3,783,075
Unsecured Promissory Notes [Member]
Notes payable						817,365	0
Unsecured Promissory Notes [Member] | Minimum [Member]
Debt instrument interest rate						0.00%
Unsecured Promissory Notes [Member] | Maximum [Member]
Debt instrument interest rate						18.00%
2014 [Member]
Amortization of debt discount						47,011
2015 [Member]
Amortization of debt discount						35,187
2016 [Member]
Amortization of debt discount						$ 16,724